UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23915

(Investment Company Act File Number)

Octagon XAI CLO Income Fund

(Exact Name of Registrant as Specified in Charter)

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Address of Principal Executive Offices)

Benjamin D. McCulloch, Esq.

XA Investments LLC

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Name and Address of Agent for Service)

(312) 374-6930

(Registrant’s Telephone Number)

Date of Fiscal Year End: September 30

Date of Reporting Period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Octagon XAI CLO Income Fund

Octagon XAI CLO Income Fund

Statement of Assets and liabilities

March 31, 2024 (Unaudited)

Assets:
Cash	$100,000
Total Assets	100,000

Net Assets	$100,000

NET ASSETS CONSIST OF:
Paid-in capital	$100,000

PRICING OF SHARES:
Class I:
Net Assets	$100,000

Shares of beneficial interest outstanding, unlimited shares authorized	4,000
Offering price and net asset value per share of beneficial interest	$25.00

See Notes to Financial Statement.

Octagon XAI CLO Income Fund

notes to financial statement

March 31, 2024 (Unaudited)

NOTE 1 – Organization

Octagon XAI CLO Income Fund (the “Fund”) was organized on November 13, 2023, as a Delaware Statutory Trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end investment company that operates as an “interval fund”. The Fund continuously offers shares of beneficial interest (the “Shares”) under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund has adopted a fundamental policy to make a quarterly repurchase offer (“Repurchase Offer”) between 5% and 25% of the Fund’s outstanding Shares.

The Fund’s investment objective is to provide high income and total return. Under normal market conditions, the Fund will invest at least 80% of its managed assets in securities of collateralized loan obligation entities (“CLOs”), including the debt tranches of CLOs (“CLO Debt”) and subordinated tranches of CLOs (often referred to as the “residual” or “equity” tranche) (“CLO Equity”). “Managed Assets” means the total assets of the Fund, including assets attributable to the Fund’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).The Fund will purchase CLO Investments in the primary and secondary markets.

The Fund offers on a continuous basis two classes of common shares of beneficial interest: Class A Shares and Class I Shares. The Fund has received exemptive relief from the Securities and Exchange Commission which permits the Fund to, among other things, issue multiple classes of shares, impose on certain of the classes a sales charge or an early withdrawal charge and schedule waivers of such, and impose class specific annual asset-based distribution and/or shareholder service fees on the assets of the various classes of shares to be used to pay for expenses incurred in fostering the distribution and/or shareholder servicing of shares of the particular class.

The Fund has no operations as of March 31, 2024, other than matters relating to its registration and initial sale of 4,000 Class I Shares of the Fund to XA Investments LLC (“XAI” or the “Adviser”), which represented the initial capital of $100,000 at $25.00 per share.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Octagon XAI CLO Income Fund

notes to financial statement

March 31, 2024 (Unaudited)

Use of Estimates – The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statement. Actual results could differ from those estimates.

Share Valuation – The Fund will calculate the net asset value (“NAV”) of each class of shares as of the close of business on each business day.

Income Taxes – For federal income tax purposes, the Fund expects to qualify, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. The Fund intends to file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

As of March 31, 2024, the Fund did not hold any investments, accrue expenses or income, or have capital transactions outside of the initial seed purchase. As such, the Fund has omitted inapplicable financial statements such as the Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows, and Financial Highlights.

NOTE 3 – Investment Advisory and Other Agreements

XAI serves as the investment adviser to the Fund and is responsible for overseeing the Fund’s overall investment strategy and its implementation. Octagon Credit Investors, LLC (“Octagon” or the “Sub-Adviser”) serves as the investment sub-adviser of the Fund and is responsible for investing the Fund’s assets. The Fund pays an advisory fee to the Adviser. The Adviser pays to the Sub-Adviser a sub-advisory fee out of the advisory fee received by the Adviser.

Pursuant to the investment advisory agreement between the Fund and the Adviser (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual fee, payable monthly in arrears, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including assets attributable to the Fund’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

Pursuant to a investment sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the sub-advisory fee, payable monthly in arrears, out of the management fee received by the Adviser in an amount equal to 0.75% of the Fund’s average daily Managed Assets.

The Fund does not pay a performance or incentive fee to the Adviser or the Sub-Adviser.

Octagon XAI CLO Income Fund

notes to financial statement

March 31, 2024 (Unaudited)

The Fund pays all costs and expenses of its operations. The Adviser has agreed to enter into an Expense Limitation and Reimbursement Agreement with the Fund through the eighteen-month anniversary of the later of the date of the Fund’s initial registration statement or the Fund’s commencement of operations (the “Limitation Period”). Under the Expense Limitation and Reimbursement Agreement, the Adviser has agreed to reimburse the Fund for a portion of distribution and/or shareholder servicing fees paid and/or accrued during the Limitation Period in an amount equal to 0.50% of the Fund’s average daily net assets. During the Reimbursement Period, the Expense Limitation and Reimbursement Agreement may be terminated or modified only with the written consent of the Board of Trustees. The Adviser may, at its discretion, agree to extend the Limitation Period for additional period(s) of one year on an annual basis. For a period not to exceed three years from the date on which fees are waived, the Adviser may recoup amounts reimbursed, provided that, after giving effect to such recoupment, the Fund’s expense ratio (excluding Excluded Expenses, as defined below) is not greater than (i) the Fund’s expense ratio (excluding Excluded Expenses) at the time the fees were waived or (ii) any expense limitation in effect at the time of such recoupment. “Excluded Expenses” are management fees, distribution and/or servicing fees, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. For the period ended March 31, 2024, the Fund has not accrued any waivers and/or reimbursements.

Paralel Technologies LLC, (“PRT”) serves as the Fund’s administrator, accounting agent and transfer agent pursuant to an Administration and Fund Accounting Agreement and Transfer Agency Agreement, respectively, and receives customary fees from the Fund for such services.

Paralel Distributors LLC (the “Distributor”) acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. The Fund’s shares may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

U.S. Bank N.A. (the “Custodian”) serves as the Custodian of the Fund’s assets pursuant to a Custody Agreement, under which the Custodian holds the Fund’s assets in compliance with the 1940 Act.

Employees of PINE Advisors LLC (“PINE”) serve as the Fund’s principal financial officer and chief compliance officer. PINE receives an annual base fee for the services provided to the Fund and is reimbursed for certain out-of-pocket expenses by the Fund.

NOTE 4 – Organizational and Offering Costs

The Adviser and the Sub-Adviser have agreed to (i) pay all organizational expenses of the Fund and (ii) pay or reimburse offering expenses of the Fund incurred through the date of effectiveness of the initial registration statement, and these costs will not be subject to future recoupment.

Octagon XAI CLO Income Fund

notes to financial statement

March 31, 2024 (Unaudited)

NOTE 5 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, XAI owns 100% of the outstanding Shares.

NOTE 6 – Indemnifications

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 7 – Subsequent Events

On April 3, 2024, the Sub-Adviser’s parent company, Conning Holdings Limited, was acquired by Generali Investment Holdings, an entity comprising the majority of asset management activities of Generali Group (the “Transaction”). Upon the closing of the Transaction, the previous investment sub-advisory agreement (the “Previous Sub-Advisory Agreement”) among the Fund, the Adviser and the Sub-Adviser was terminated pursuant to its terms. At such time, the Fund entered into a new investment sub-advisory agreement (the “Post-Acquisition Sub-Advisory Agreement”) among the Fund, the Adviser and Sub-Adviser, dated as of April 3, 2024.

On May 7, 2024, the Board of Trustees and the sole shareholder of the Fund approved an amended and restated sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the “New Sub-Advisory Agreement”). Upon the sole shareholder’s approval, the New Sub-Advisory Agreement was executed and the Post-Acquisition Sub-Advisory Agreement was terminated. Pursuant to New Sub-Advisory Agreement, the sub-advisory fee, payable monthly in arrears to the Sub-Adviser, is calculated as a specified percentage of the advisory fee payable by the Fund to the Adviser. The specified percentage is equal to the blended percentage computed by applying the following percentages to the aggregate average daily Managed Assets of the Fund:

Average Daily Managed Assets of the Fund	Percentage of Advisory Fee
First $200 million	70%
Next $300 million	60%
Over $500 million	50%

On May 16, 2024, the Adviser and the Sub-Adviser entered into an amended and restated letter agreement (the “New Expense Limitation and Reimbursement Agreement”) with the Fund through the Limitation Period. Under the New Expense Limitation and Reimbursement Agreement, the Adviser and the Sub-Adviser have agreed to reimburse the Fund for a portion of distribution and/or shareholder servicing fees paid and/or accrued during the Limitation Period in an amount equal to 0.50% of the Fund’s average daily net assets. During the Limitation Period, the Expense Limitation and Reimbursement Agreement may be terminated or modified only with the written consent of the Board of Trustees. The Adviser and the Sub-Adviser may, at their discretion, agree to extend the Limitation Period for additional period(s) of one year on an annual basis. For a period not to exceed three years from the date on which fees are waived, the Adviser and the Sub-Adviser may recoup amounts reimbursed, provided that, after giving effect to such recoupment, the Fund’s expense ratio (excluding Excluded Expenses) is not greater than (i) the Fund’s expense ratio (excluding Excluded Expenses) at the time the fees were waived or (ii) any expense limitation in effect at the time of such recoupment.

Octagon XAI CLO Income Fund

DIVIDEND REINVESTMENT PLAN

March 31, 2024 (Unaudited)

Under the Fund’s Dividend Reinvestment Plan, all Shareholders will have all dividends and distributions, including any capital gain distributions, reinvested automatically in additional Shares by Paralel Technologies LLC, as agent for the Shareholders (the “Plan Agent”), unless the Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Shareholder. In the case of record Shareholders such as banks, brokers or other nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder as representing the total amount registered in such Shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose Shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such Shareholders may not be able to transfer their Shares to another bank or broker and continue to participate in the Plan.

Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive dividends and distributions in cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the Shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Agent on at least 90 days’ prior written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Paralel Technologies LLC, Octagon XAI CLO Income Fund, P.O. Box 2170, Denver, CO 80201.

Octagon XAI CLO Income Fund

other information

March 31, 2024 (Unaudited)

PROXY VOTING

You may obtain (i) Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 and (ii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities, without charge, upon request, by calling (888) 903-3358. This information is also available on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO INVESTMENTS INFORMATION

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF FUND UPDATES

The Fund regularly updates performance and certain other data and publishes press releases and other material information as necessary from time to time on its website at www.xainvestments.com/OCTIX. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. References herein to the Fund’s website are intended to allow investors public access to information regarding the Fund and do not, and are not intended to, incorporate the Fund’s website in this report.

CUSTODIAN, ADMINISTRATOR, CFO AND CCO

U.S. Bank N.A., 1555 N. River Center Drive, Milwaukee, Wisconsin 53212, serves as the Fund’s custodian. Under the custody agreement, the custodian is required to hold the Fund’s assets in compliance with the 1940 Act. For its services, the custodian receives a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

Paralel Technologies LLC (“Paralel”) serves as the administrator of the Fund, and its transfer agent, share registrar and Plan Agent. The Fund pays to Paralel a monthly fee equal to the greater of an annual minimum fee or a fee equal to a percentage of the Fund’s net assets, which percentage is subject to breakpoints at increasing levels of net assets, and reimburses Paralel for certain out-of-pocket expenses. Paralel is located at 1700 Broadway, Suite 1850, Denver, Colorado 80290.

The Fund has entered into a Services Agreement (the “Services Agreement”) with PINE Advisors, LLC (“PINE”), pursuant to which PINE provides Chief Financial Officer and Chief Compliance Officer services to the Fund, and qualified employees of PINE serve as Chief Financial Officer and Treasurer of the Fund and Chief Compliance Officer of the Fund. Notwithstanding the Services Agreement, the designations of the Chief Financial Officer and Treasurer of the Fund and the Chief Compliance Officer of the Fund must be approved by the Board of Trustees, including, in the case of the Chief Compliance Officer, a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund. Pursuant to the Services Agreement, the Fund pays PINE an annual fee, payable monthly, and reimburses certain out-of-pocket expenses. PINE’s principal business address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Octagon XAI CLO Income Fund

other information

March 31, 2024 (Unaudited)

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, 155 North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s legal counsel.

PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties:

FACTS	WHAT DOES XAI Funds (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•    Social Security number and account transactions

•    Account balances and transaction history

•    Wire transfer instructions

•    Checking account information

When you are no longer a customer, we may continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the XAI Funds choose to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund Share?	Can You Limit this Sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes To offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions Information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Octagon XAI CLO Income Fund

other information

March 31, 2024 (Unaudited)

Who are we?
Who is providing this notice?	XAI Funds (the “Funds”)
What we do?
How does XAI Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Why does XAI Funds collect my personal information?

We collect your personal information, for example, when you

•    Open an account

•    Provide account information or give us your contact information

•    Make a wire transfer or deposit money

•    Tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•    sharing for affiliates’ everyday business purposes – information about your creditworthiness

•    affiliates from using your information to market to you

•    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • XAI Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • XAI Funds does not jointly market.

UNRESOLVED SEC STAFF COMMENTS

None.

Octagon XAI CLO Income Fund

APPROVAL OF ADVISORY AGREEMENTS

March 31, 2024 (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees (the “Board”), held on January 17, 2024, the Board, including those Trustees who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”), evaluated the terms of the proposed investment management agreement between the Fund and XA Investments LLC (the “Advisory Agreement”), the proposed investment management agreement among the Fund, XA Investments LLC and Octagon Credit Investors, LLC (the “Sub-Advisory Agreement”), and the post-closing investment management agreement among the Fund, XA Investments LLC and Octagon Credit Investors, LLC (the “Post-Closing Sub-Advisory Agreement” and together with the Advisory Agreement and Sub-Advisory Agreement, the “Agreements”) and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreements.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, reviewed the materials provided by the Adviser and the Sub-Adviser and other information from counsel and from the Adviser and Sub-Adviser, including: (i) copies of the Agreements; (ii) information describing the nature, quality and extent of the services that the Adviser and Sub-Adviser proposed to provide to the Fund and the fees the Adviser and Sub-Adviser will charge to the Fund; (iii) information concerning the Adviser’s and Sub-Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the Fund’s advisory fees and operating expenses; (v) a copy of the Adviser’s and Sub-Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940. The Board also considered presentations made by, and discussions held with, representatives of the Adviser and Sub-Adviser. The Independent Trustees further considered and discussed the information provided in executive session with their counsel outside the presence of management. The Board also received information comparing the advisory fees and expenses of the Fund to those of investment companies that were defined as competitors. The Board determined that the responses provided by the Adviser and Sub-Adviser were sufficiently responsive to permit it to evaluate the Agreements.

The Board also considered that, the Sub-Adviser’s direct parent company, Conning Holdings Limited (together with Conning & Company, “Conning”), announced that it will be acquired by Generali Investment Holdings (“GIH”), an entity comprising the majority of asset management activities of Generali Group (“Generali”). As part of the transaction, Conning’s parent company, Cathay Financial Holding Co., Ltd., a subsidiary of Cathay Life Insurance Co. Ltd. (together, “Cathay”) will enter into a partnership with Generali by contributing its ownership of Conning and its affiliates (including Octagon) in exchange for 16.75% ownership of GIH (the “Transaction”). The Board noted that the terms of the Post-Closing Sub-Advisory Agreement were identical to those of the Sub-Advisory Agreement and that the review and approval of the Post-Closing Sub-Advisory Agreement was necessitated by the resulting change of control of the Sub-Adviser due to the pending Transaction.

Octagon XAI CLO Income Fund

APPROVAL OF ADVISORY AGREEMENTS

March 31, 2024 (Unaudited)

During its review, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser; continuity of portfolio management; continuity in investment objective, strategies and principal risks; financial strength of the Adviser and Sub-Adviser; the Fund’s anticipated expenses; the personnel and operations of the Adviser and Sub-Adviser; the Fund’s anticipated expenses; the anticipated profitability to the Adviser and Sub-Adviser under the Agreements based on certain assumptions; any “fall-out” benefits to the Adviser and the Sub-Adviser; and the effect of asset growth on the Fund’s expenses. Each member of the Board may have placed different weight on different factors, and no single factor was determinative to the decision of the Board.

i.	The nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser proposed to provide to the Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the Fund’s investment objective, policies and limitations; oversight of the implementation of the investment management program of the Fund; the oversight of the day-to-day investment and reinvestment of the assets of the Fund; the oversight of executing portfolio security trades for the Fund; quarterly reporting to the Board; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of and compliance with Board directives as they relate to the Fund.

In connection with the investment advisory services to be provided by the Sub-Adviser, the Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: the responsibility for the management and investment of the Fund’s securities portfolio; management of the investment performance and processes and compliance with the Fund’s investment objective, policies and limitations; the implementation of the investment management program of the Fund; responsibility for the day-to-day investment and reinvestment of the assets of the Fund; executing portfolio security trades for the Fund; quarterly reporting to the Board; oversight of brokerage matters; ensuring general portfolio compliance with relevant law; and implementation of and compliance with Board directives as they relate to the Fund.

The Board noted that the Adviser’s personnel possess the necessary experience to effectively manage the Fund and the related oversight of the Sub-Adviser.

Based on its consideration and review of the foregoing information, the Board determined that the nature, quality and extent of these services of each of the Adviser and Sub-Adviser were sufficient and appropriate for the Fund.

Octagon XAI CLO Income Fund

APPROVAL OF ADVISORY AGREEMENTS

March 31, 2024 (Unaudited)

ii.	Investment performance of the Fund, the Adviser and the Sub-Adviser. Because the Fund is newly formed and had not yet commenced operations, the Board did not consider the investment performance of the Fund in approving the initial contracts with the Adviser and Sub-Adviser. The Board reviewed the Sub-Adviser’s investment track record with comparable investment strategies, and recognizing that past performance is not indicative of future returns, and taking into account the differences the investment strategies, the Board determined to consider the performance as one factor in its considerations.

iii.	Comparison of the costs of services to be rendered and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Fund; “fall-out” benefits. The Board then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Adviser and the Sub-Adviser, and under contracts of other investment advisers with respect to similar investment companies as determined by the Adviser, using information from an independent third-party data provider. In particular, the Board received information regarding the methodology employed to ascertain the Fund’s group of peer funds, and the Board also compared the Fund’s proposed advisory fees and projected expense ratio to other investment companies considered to be in the Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients that are managed by the Sub-Adviser, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs and projected profitability of the Adviser and Sub-Adviser in connection with its serving as investment adviser or sub-adviser, respectively, to the Fund, including operational costs. These considerations involved various factual scenarios. After comparing the Fund’s proposed fees with those of other funds in the Fund’s peer group, and asking additional questions of the Adviser regarding peer group selection, and a consideration of the nature, extent and quality of services proposed to be provided by the Adviser and the Sub-Adviser and the costs expected to be incurred by the Adviser and the Sub-Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid by the Fund to the Adviser and by the Adviser to the Sub-Adviser with respect to the Fund was fair and reasonable.

The Board also considered whether the Adviser or Sub-Adviser may experience any additional “fall-out” benefits based on their work on behalf of the Fund, and noted that, given the start-up nature of the Fund, any such benefits were speculative at present.

iv.	The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Fund is newly formed, the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser and Sub-Adviser indicated that, given the nature of the Fund and initial profitability analyses, they did not expect to have economies of scale at any time in the foreseeable future.

Octagon XAI CLO Income Fund

APPROVAL OF ADVISORY AGREEMENTS

March 31, 2024 (Unaudited)

Conclusion

Based on the foregoing and such other matters as were deemed relevant, the Board concluded in its reasonable business judgment that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the costs to be incurred and benefits to be gained by the Adviser and Sub-Adviser in providing such services. The Board also found the proposed advisory fees and sub-advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Advisory Agreement, Sub-Advisory Agreement, and Post-Closing Sub-Advisory Agreement was in the best interests of the Fund and approved the Advisory Agreement, Sub-Advisory Agreement, and Post-Closing Sub-Advisory Agreement. No single factor was determinative to the decision of the Board.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	None.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(b)(1)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees of the Registrant.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on an evaluation of the Registrant’s controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as exhibit Ex-99.Cert.

(a)(3)	None.

(a)(4)	None.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as exhibit Ex-99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCTAGON XAI CLO INCOME FUND

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	May 29, 2024	President and Chief Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	May 29, 2024	President and Chief Executive Officer
(Principal Executive Officer)

By:	(Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins
Date:	May 29, 2024	Treasurer and Chief Financial Officer
(Principal Financial Officer)